Debt (Details) - Schedule of Obtained Loans from External Parties - USD ($)	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total interest payable	$ 47,000	$ 35,000	$ 12,102
Total debt and interest payable	$ 522,000	510,000	$ 486,854
Previously Reported [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total interest payable		35,482
Total debt and interest payable		$ 510,234